Expense Example (dei_DocumentInformationDocumentAxis, Class R6, USD $)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	721
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	723
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	724
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	704
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	715
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	716
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	171
Expense Example, with Redemption, 5 Years	316
Expense Example, with Redemption, 10 Years	739
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	728
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	773
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	321
Expense Example, with Redemption, 10 Years	750
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	$ 1,296